UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC

Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York            August 14, 2012
 -----------------             -------------------           ----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:   $1,991,487
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                            FORM 13F
                                                           June 30, 2012


COLUMN 1                         COLUMN  2         COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                                                                VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MNGRS   SOLE  SHARED  NONE

APPLE INC                        COM               037833100   80,826      138,400 SH           SOLE               138,400
CARTER INC                       COM               146229109   65,989    1,254,553 SH           SOLE             1,254,553
CASH AMER INTL INC               COM               14754D100   27,118      615,765 SH           SOLE               615,765
CATALYST HEALTH SOLUTIONS IN     COM               14888B103   75,177      804,546 SH           SOLE               804,546
COACH INC                        COM               189754104   62,498    1,068,704 SH           SOLE             1,068,704
DOLLAR GEN CORP NEW              COM               256677105   98,512    1,811,214 SH           SOLE             1,811,214
EBAY INC                         COM               278642103   75,916    1,807,084 SH           SOLE             1,807,084
FACEBOOK INC                     CL A              30303M102   49,057    1,577,655 SH           SOLE             1,577,655
FIFTH & PAC COS INC              COM               316645100   35,757    3,332,434 SH           SOLE             3,332,434
GOOGLE INC                       CL A              38259P508   96,583      166,503 SH           SOLE               166,503
GREEN MTN COFFEE ROASTERS IN     COM               393122106   33,766    1,550,331 SH           SOLE             1,550,331
GROUP 1 AUTOMOTIVE INC           COM               398905109   28,903      633,709 SH           SOLE               633,709
HARLEY DAVIDSON INC              COM               412822108   57,818    1,264,335 SH           SOLE             1,264,335
HERBALIFE LTD                    COM USD SHS       G4412G101   57,855    1,197,080 SH           SOLE             1,197,080
HOME DEPOT INC                   COM               437076102   77,321    1,459,170 SH           SOLE             1,459,170
KRAFT FOODS INC                  CL A              50075N104   97,775    2,531,727 SH           SOLE             2,531,727
LIQUIDITY SERVICES INC           COM               53635B107   46,797      914,355 SH           SOLE               914,355
LKQ CORP                         COM               501889208   45,807    1,372,909 SH           SOLE             1,372,909
MCKESSON CORP                    COM               58155Q103   96,714    1,031,617 SH           SOLE             1,031,617
MEAD JOHNSON NUTRITION CO        COM               582839106   64,471      800,778 SH           SOLE               800,778
MICHAEL KORS HLDGS LTD           SHS               G60754101   98,379    2,351,312 SH           SOLE             2,351,312
MONSTER BEVERAGE CORP            COM               611740101   67,004      941,074 SH           SOLE               941,074
POLARIS INDS INC                 COM               731068102    61325       857928 SH           SOLE                857928
PRICELINE COM INC                COM NEW           741503403   86,675      130,433 SH           SOLE               130,433
PVH CORP                         COM               693656100   57,495      739,100 SH           SOLE               739,100
RALPH LAUREN CORP                CL A              751212101   67,769      483,859 SH           SOLE               483,859
ROSS STORES INC                  COM               778296103   62,889    1,006,702 SH           SOLE             1,006,702
SHERWIN WILLIAMS CO              COM               824348106   68,631      518,559 SH           SOLE               518,559
STARBUCKS CORP                   COM               855244109   77,165    1,447,200 SH           SOLE             1,447,200
WOLVERINE WORLD WIDE INC         COM               978097103   38,494      992,617 SH           SOLE               992,617
ZUMIEZ INC                       COM               989817101   31,001      783,051 SH           SOLE               783,051
